Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current, U.S. federal	$ 51,467	$ 40,762	$ 46,789
Current, U.S. state and local	7,813	5,961	6,981
Current, Foreign	386	612	639
Deferred, U.S. federal, state and local	(3,271)	7,227	(2,418)
Deferred, Foreign	120	15	9
Income taxes	$ 56,515	$ 54,577	$ 52,000